Expense Example - FidelitySeriesLargeCapValueIndexFund-PRO - FidelitySeriesLargeCapValueIndexFund-PRO - Fidelity Series Large Cap Value Index Fund - Fidelity Series Large Cap Value Index Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none